Stock-Based Incentive Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of restricted stock awards	936,512
Total unrecognized compensation expense, net of estimated forfeitures	$ 46.0
Weighted-average period over which total unrecognized compensation expense expected to be recognized (years)	1 year 7 months 3 days
Intrinsic value of stock-based awards exercised and restricted stock units converted	111.7	62.3
Vest Ratably Over Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of restricted stock awards	437,919
Vest In Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of restricted stock awards	438,979
Vest After One Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of restricted stock awards	46,872
Vest After Two Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of restricted stock awards	12,742
Restricted Shares, Restricted Units, Performance Shares and Other Stock-Based Awards | Vest Ratably Over Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period	3 years
Restricted Shares, Restricted Units, Performance Shares and Other Stock-Based Awards | Vest In Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period	3 years
Restricted Shares, Restricted Units, Performance Shares and Other Stock-Based Awards | Vest After Two Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period	2 years
Long Term Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for issuance to employees	55,300,000
Average remaining contractual term for options outstanding (years)	6 years 6 months 20 days
Average remaining contractual term for options vested and expected to vest (years)	6 years 5 months 4 days
Average remaining contractual term for options exercisable (years)	5 years 0 months 20 days
Aggregate intrinsic value for options outstanding	131.5
Aggregate intrinsic value for options vested and expected to vest	125.7
Aggregate intrinsic value for options exercisable	$ 92.6
Long Term Incentive Plan 2003 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award expiration period	10 years
Long Term Incentive Plan 2003 | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period	4 years
Long Term Incentive Plan 2003 | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period	3 years